American Funds® Strategic Bond Fund
Investment portfolio
March 31, 2023
unaudited

Bonds, notes & other debt instruments 88.75% U.S. Treasury bonds & notes 29.89% U.S. Treasury 15.86%	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 4/30/2024	USD 1,224	$1,194
U.S. Treasury 3.25% 8/31/2024	165	162
U.S. Treasury 1.50% 9/30/2024	97	93
U.S. Treasury 4.375% 10/31/2024	2,004	2,007
U.S. Treasury 0.50% 3/31/2025[1]	44,338	41,370
U.S. Treasury 2.75% 5/15/2025	500	487
U.S. Treasury 4.00% 2/15/2026	12,480	12,533
U.S. Treasury 4.625% 3/15/2026	3,514	3,594
U.S. Treasury 1.875% 6/30/2026	566	533
U.S. Treasury 0.875% 9/30/2026	2,093	1,897
U.S. Treasury 1.625% 9/30/2026	385	358
U.S. Treasury 1.75% 12/31/2026	24,924	23,221
U.S. Treasury 1.875% 2/28/2027	100	93
U.S. Treasury 2.75% 4/30/2027	1,950	1,880
U.S. Treasury 3.25% 6/30/2027	1,500	1,475
U.S. Treasury 4.125% 10/31/2027	1,908	1,945
U.S. Treasury 4.00% 2/29/2028	532,627	542,237
U.S. Treasury 3.125% 11/15/2028	205	199
U.S. Treasury 1.75% 1/31/2029	200	181
U.S. Treasury 1.875% 2/28/2029	47,310	42,986
U.S. Treasury 3.25% 6/30/2029	4,500	4,412
U.S. Treasury 3.50% 1/31/2030	344,000	342,630
U.S. Treasury 1.375% 11/15/2031	4,248	3,586
U.S. Treasury 1.875% 2/15/2032	247,136	216,994
U.S. Treasury 2.875% 5/15/2032	155,567	148,046
U.S. Treasury 2.75% 8/15/2032	4,174	3,928
U.S. Treasury 4.125% 11/15/2032	17,130	18,005
U.S. Treasury 3.50% 2/15/2033	87,431	87,568
U.S. Treasury 4.375% 11/15/2039[1]	209,700	229,384
U.S. Treasury 1.125% 8/15/2040	45,000	29,777
U.S. Treasury 1.875% 2/15/2041[1]	268,000	200,643
U.S. Treasury 2.25% 5/15/2041	98,018	77,928
U.S. Treasury 1.75% 8/15/2041[1]	447,578	324,365
U.S. Treasury 3.25% 5/15/2042	85,000	78,457
U.S. Treasury 3.875% 2/15/2043	14,897	15,029
U.S. Treasury 1.375% 8/15/2050[1]	29,660	17,832
U.S. Treasury 1.625% 11/15/2050[1]	66,000	42,359
U.S. Treasury 2.375% 5/15/2051	77,828	59,796
U.S. Treasury 4.00% 11/15/2052[1]	187,440	198,947
		2,778,131
U.S. Treasury inflation-protected securities 14.03%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[2]	48,936	47,930
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[2]	156,538	151,888
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[2]	310,555	298,370
American Funds Strategic Bond Fund — Page 1 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[2]	USD 158,468	$152,819
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[2]	158,711	151,317
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[2]	328,832	304,181
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[1,2]	610,065	557,703
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[2]	485,983	464,673
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[2]	3,795	2,753
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[1,2]	384,909	266,611
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[2]	83,822	58,188
		2,456,433
Total U.S. Treasury bonds & notes		5,234,564
Mortgage-backed obligations 25.50% Federal agency mortgage-backed obligations 21.20%
Fannie Mae Pool #BT9510 2.50% 12/1/2051[3]	1,139	994
Fannie Mae Pool #BT9483 2.50% 12/1/2051[3]	1,127	981
Fannie Mae Pool #CB2319 2.50% 12/1/2051[3]	1,112	969
Fannie Mae Pool #CB2372 2.50% 12/1/2051[3]	540	471
Fannie Mae Pool #BW7702 4.50% 9/1/2052[3]	— [4]	— [4]
Fannie Mae Pool #MA4866 4.00% 1/1/2053[3]	19,998	19,145
Fannie Mae Pool #CB5404 4.00% 1/1/2053[3]	19,998	19,145
Fannie Mae Pool #MA4916 4.00% 2/1/2053[3]	6,999	6,701
Fannie Mae Pool #MA4993 4.00% 4/1/2053[3]	6,999	6,701
Freddie Mac Pool #SD7545 2.50% 9/1/2051[3]	1,034	906
Freddie Mac Pool #SD7554 2.50% 4/1/2052[3]	551	481
Freddie Mac Pool #QF5342 4.00% 12/1/2052[3]	2,100	2,010
Freddie Mac Pool #QF6231 4.00% 1/1/2053[3]	6,999	6,701
Freddie Mac Pool #SD8297 4.00% 2/1/2053[3]	6,999	6,701
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[3]	24,762	21,604
Government National Mortgage Assn. 2.50% 4/1/2053[3,5]	3,866	3,402
Government National Mortgage Assn. 4.00% 4/1/2053[3,5]	24,569	23,655
Government National Mortgage Assn. 2.50% 5/1/2053[3,5]	11,600	10,183
Government National Mortgage Assn. 4.00% 5/1/2053[3,5]	137,900	132,837
Uniform Mortgage-Backed Security 4.00% 4/1/2053[3,5]	19,038	18,209
Uniform Mortgage-Backed Security 4.50% 4/1/2053[3,5]	18,669	18,293
Uniform Mortgage-Backed Security 2.50% 5/1/2053[3,5]	4,986	4,303
Uniform Mortgage-Backed Security 4.00% 5/1/2053[3,5]	386,009	369,394
Uniform Mortgage-Backed Security 4.50% 5/1/2053[3,5]	1,436,211	1,407,642
Uniform Mortgage-Backed Security 5.00% 5/1/2053[3,5]	1,635,820	1,631,411
		3,712,839
Commercial mortgage-backed securities 2.46%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.289% 11/15/2055[3,6]	17,059	17,409
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.289% 11/15/2055[3,6]	3,591	3,279
3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.289% 11/15/2055[3,6]	2,000	1,923
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.60% 5/15/2053[3,6]	1,500	1,258
Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054[3,7]	375	275
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.839% 7/15/2049[3,6]	2,500	2,264
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 8/15/2031[3,6]	5,000	3,698
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2032[3,6]	2,000	1,709
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032[3,6]	1,111	1,063
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.506% 12/15/2052[3,6]	2,994	2,406
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.153% 8/15/2055[3,6]	1,750	1,607
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[3,6]	1,873	1,850
American Funds Strategic Bond Fund — Page 2 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.28% 2/15/2056[3,6]	USD 512	$463
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.412% 3/15/2056[3,6]	3,004	3,055
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.412% 3/15/2056[3,6]	2,094	2,006
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.013% 9/15/2060[3,6]	989	838
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.354% 1/15/2063[3,6]	1,451	1,112
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[3,6]	2,715	2,103
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.394% 3/15/2064[3,6]	750	616
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.394% 3/15/2064[3,6]	727	572
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064[3]	5,750	4,393
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050[3]	3,564	3,232
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[3,6]	2,054	1,827
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.148% 12/15/2055[3,6]	5,194	4,718
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[3,6]	1,500	1,348
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[3]	500	376
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.456% 5/15/2055[3,6]	2,407	1,831
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[3,6]	2,500	2,244
Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057[3,6]	4,087	3,339
BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[3,6]	948	915
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.146% 5/15/2039[3,6,7]	7,449	7,231
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 7.968% 6/15/2027[3,6,7]	3,000	2,942
BX Trust, Series 2021-MFM1, Class B, (1-month USD-LIBOR + 0.95%) 5.892% 1/15/2034[3,6,7]	4,542	4,371
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 5.572% 9/15/2034[3,6,7]	4,900	4,618
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.384% 9/15/2036[3,6,7]	22,871	22,022
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 5.634% 9/15/2036[3,6,7]	5,810	5,522
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 5.981% 10/15/2036[3,6,7]	14,919	14,056
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.33% 10/15/2036[3,6,7]	14,940	14,006
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 6.58% 10/15/2036[3,6,7]	3,450	3,209
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.666% 4/15/2037[3,6,7]	4,043	3,798
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.554% 6/15/2038[3,6,7]	4,286	4,086
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 5.784% 6/15/2038[3,6,7]	4,597	4,336
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.084% 6/15/2038[3,6,7]	11,935	11,222
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 5.934% 11/15/2038[3,6,7]	10,285	9,873
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.184% 11/15/2038[3,6,7]	2,354	2,218
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 6.534% 11/15/2038[3,6,7]	4,865	4,588
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 6.667% 2/15/2039[3,6,7]	1,000	968
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 6.788% 2/15/2039[3,6,7]	6,499	6,100
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 6.917% 2/15/2039[3,6,7]	6,500	6,190
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.278% 8/15/2039[3,6,7]	4,601	4,584
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 7.776% 8/15/2039[3,6,7]	4,527	4,504
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.524% 8/15/2039[3,6,7]	4,830	4,800
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 9.52% 8/15/2039[3,6,7]	494	491
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.491% 10/15/2039[3,6,7]	1,964	1,935
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.04% 10/15/2039[3,6,7]	1,244	1,223
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 8.888% 10/15/2039[3,6,7]	338	333
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[3,7]	5,802	4,743
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[3,6,7]	2,250	1,834
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[3,6,7]	2,968	2,605
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.919% 3/15/2035[3,6,7]	2,985	2,904
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.015% 3/15/2035[3,6,7]	9,692	9,419
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 4/10/2046[3,6]	437	436
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134% 4/10/2046[3,6]	2,000	1,995
American Funds Strategic Bond Fund — Page 3 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.425% 2/10/2048[3,6]	USD 5,640	$5,205
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.14% 4/10/2048[3,6]	2,500	2,279
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class B, 4.28% 3/10/2051[3,6]	2,300	2,029
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[3,6]	675	520
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 12/10/2047[3]	655	629
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.436% 12/10/2047[3,6]	232	211
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.118% 8/10/2050[3,6,7]	1,000	977
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.645% 11/15/2048[3,6]	1,827	1,666
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.764% 7/15/2038[3,6,7]	4,098	3,978
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.064% 7/15/2038[3,6,7]	3,740	3,629
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.384% 7/15/2038[3,6,7]	4,785	4,644
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.934% 7/15/2038[3,6,7]	9,897	9,451
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.405% 2/10/2056[3,6]	2,477	2,530
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.405% 2/10/2056[3,6]	1,361	1,322
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class E, 3.963% 12/10/2036[3,6,7]	6,500	6,017
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.719% 12/15/2036[3,6,7]	2,434	2,383
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD-LIBOR + 1.933%) 6.618% 12/15/2036[3,6,7]	2,212	2,148
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 6.251% 8/15/2024[3,6,7]	293	290
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 6.434% 8/15/2024[3,6,7]	339	331
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 7.884% 8/15/2024[3,6,7]	151	149
GS Mortgage Securities Trust, Series 2015-GC32, Class AS, 4.018% 7/10/2048[3,6]	240	227
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049[3,6]	116	103
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.699% 5/10/2049[3,6]	1,503	1,359
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.407% 7/10/2051[3,6]	5,000	4,096
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053[3]	100	82
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[3,7]	3,000	2,691
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[3,7]	300	273
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 7.571% 10/15/2039[3,6,7]	818	803
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 8.32% 10/15/2039[3,6,7]	1,091	1,073
INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 8.113% 8/15/2037[3,6,7]	1,970	1,953
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 8.512% 8/15/2037[3,6,7]	780	764
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 11/15/2045[3,6]	1,601	1,545
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[3,7]	3,928	3,419
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[3,7]	4,338	3,649
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[3,6,7]	7,669	6,064
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[3,7]	11,522	9,615
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class B, 3.499% 4/15/2046[3]	2,959	2,613
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 12/15/2047[3,6]	1,092	1,070
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 6.084% 10/15/2038[3,6,7]	1,856	1,787
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.168% 8/15/2046[3,6]	8,200	8,117
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class B, 4.938% 10/15/2046[3,6]	1,000	980
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 5.06% 2/15/2047[3,6]	304	296
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[3,6]	298	286
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[3]	6,108	5,784
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[3]	967	913
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,6]	1,016	970
American Funds Strategic Bond Fund — Page 4 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 8.095% 10/15/2049[3,6,7]	USD 3,765	$3,465
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 8.595% 3/25/2050[3,6,7]	5,100	4,744
OPG Trust, Series 2021-PORT, Class D, (1-month USD-LIBOR + 1.131%) 5.815% 10/15/2036[3,6,7]	1,011	940
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[3,7]	21,061	16,836
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 5.61% 7/15/2036[3,6,7]	10,450	9,953
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 6.013% 11/15/2038[3,6,7]	5,813	5,491
SREIT Trust, Series 2021-MFP, Class D, (1-month USD-LIBOR + 1.578%) 6.263% 11/15/2038[3,6,7]	250	235
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.778% 1/15/2039[3,6,7]	8,500	7,782
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[3,6]	1,961	1,873
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,6]	3,989	3,815
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.308% 10/15/2050[3,6]	4,000	3,428
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[3]	1,451	1,316
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052[3,6]	365	336
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.551% 9/15/2058[3,6]	4,000	3,650
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.954% 1/15/2059[3,6]	2,745	2,521
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 3/15/2045[3,6]	211	186
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057[3,6]	2,000	1,845
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.616% 11/15/2027[3,6,7]	4,528	4,495
		430,722
Collateralized mortgage-backed obligations (privately originated) 1.84%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,7,8]	8,561	7,889
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[3,6,7]	4,593	4,108
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[3,7]	8,000	7,082
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[3,7,8]	28,776	25,853
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 12/26/2030[3,6,7]	1,075	1,003
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[3,6,7]	4,298	4,052
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[3,6,7]	8,100	7,490
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[3,6,7]	3,617	3,458
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[3,6,7]	1,631	1,552
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[3,6,7]	1,631	1,531
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[3,7,8]	3,882	3,455
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (1-month USD-LIBOR + 4.40%) 9.245% 1/25/2024[3,6]	1,567	1,602
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 9.745% 11/25/2024[3,6]	1,739	1,813
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (1-month USD-LIBOR + 6.00%) 10.845% 9/25/2028[3,6]	986	1,038
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1EB1, (1-month USD-LIBOR + 1.25%) 6.095% 7/25/2029[3,6]	863	863
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 5.41% 12/25/2041[3,6,7]	980	965
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.66% 3/25/2042[3,6,7]	1,641	1,639
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.31% 5/25/2042[3,6,7]	4,364	4,436
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.96% 12/25/2042[3,6,7]	10,165	10,195
Credit Suisse Mortgage Trust, Series 2020-NET, Class C, 3.526% 8/15/2037[3,7]	1,000	910
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[3,7]	5,448	5,621
American Funds Strategic Bond Fund — Page 5 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[3,7]	USD 883	$916
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[3,7]	994	985
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M2, (1-month USD-LIBOR + 7.15%) 11.995% 7/25/2023[3,6]	8,106	8,317
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 8.145% 10/25/2027[3,6]	942	950
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 9.545% 4/25/2028[3,6]	1,855	1,939
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (1-month USD-LIBOR + 4.65%) 9.495% 10/25/2028[3,6]	1,869	1,959
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (1-month USD-LIBOR + 5.00%) 9.845% 12/25/2028[3,6]	203	216
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, (1-month USD-LIBOR + 3.80%) 8.645% 3/25/2029[3,6]	466	486
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 5.36% 10/25/2041[3,6,7]	2,800	2,776
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 6.06% 10/25/2041[3,6,7]	3,250	3,096
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.86% 2/25/2042[3,6,7]	6,591	6,528
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.56% 4/25/2042[3,6,7]	11,310	11,315
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.46% 4/25/2042[3,6,7]	3,000	2,981
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.76% 5/25/2042[3,6,7]	1,288	1,295
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.91% 5/25/2042[3,6,7]	2,050	2,067
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.51% 6/25/2042[3,6,7]	5,890	5,994
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.71% 9/25/2042[3,6,7]	1,315	1,321
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.26% 9/25/2042[3,6,7]	3,344	3,407
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.545% 1/25/2050[3,6,7]	1,650	1,642
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.695% 2/25/2050[3,6,7]	3,114	3,097
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 9.945% 6/27/2050[3,6,7]	10,995	11,665
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 10.845% 8/25/2050[3,6,7]	16,688	18,039
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.111% 10/25/2050[3,6,7]	1,863	1,885
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M2, (30-day Average USD-SOFR + 2.00%) 6.56% 12/25/2050[3,6,7]	4,160	4,165
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 6/25/2050[3,6,7]	1,513	1,351
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.25% 11/25/2059[3,6,7]	1,896	1,895
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[3,6,7]	9,689	9,620
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (6.25% on 4/25/2023)[3,7,8]	3,091	3,091
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[3,7,8]	3,393	3,167
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[3,7,8]	2,560	2,339
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058[3,6,7]	1,498	1,334
Mill City Mortgage Trust, Series 2017-1, Class B2, 3.697% 11/25/2058[3,6,7]	1,000	859
American Funds Strategic Bond Fund — Page 6 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD-LIBOR + 0.90%) 5.745% 5/25/2055[3,6,7]	USD 5,308	$5,243
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, (1-month USD-LIBOR + 1.05%) 5.895% 5/25/2055[3,6,7]	472	466
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[3,6,7]	8,700	7,261
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757% 4/17/2038[3,7]	2,300	1,975
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.193% 3/25/2054[3,6,7]	3,000	2,899
Towd Point Mortgage Trust, Series 2016-3, Class B3, 4.101% 4/25/2056[3,6,7]	3,500	3,146
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.11% 4/25/2057[3,6,7]	2,000	1,766
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.505% 6/25/2057[3,6,7]	1,000	834
Towd Point Mortgage Trust, Series 2019-2, Class B1, 3.735% 12/25/2058[3,6,7]	3,388	2,571
Towd Point Mortgage Trust, Series 2019-2, Class M2, 3.75% 12/26/2058[3,6,7]	2,550	2,109
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[3,6,7]	3,000	2,684
Treehouse Park Improvement Assn. No.1 - Anleihen 9.75% 12/1/2033[7,9]	24,714	21,862
Tricon American Homes, Series 2017-SFR2, Class E, 4.216% 1/17/2036[3,7]	2,500	2,453
VM Fund I, LLC 8.625% 1/15/2028[7,9]	50,780	50,019
		322,540
Total mortgage-backed obligations		4,466,101
Corporate bonds, notes & loans 23.66% Financials 5.81%
Advisor Group Holdings, LLC 6.25% 3/1/2028[7]	2,500	2,255
AerCap Ireland Capital DAC 3.30% 1/30/2032	22,152	18,368
AerCap Ireland Capital DAC 3.85% 10/29/2041	12,312	9,447
AG Merger Sub II, Inc. 10.75% 8/1/2027[7]	2,500	2,540
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[7]	4,190	4,221
AIA Group, Ltd. 3.375% 4/7/2030	10,000	9,203
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[7]	9,355	8,390
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[7]	3,000	2,785
American Express Co. 2.55% 3/4/2027	5,553	5,131
American Express Co. 4.05% 5/3/2029	8,791	8,579
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[8]	4,075	3,899
American International Group, Inc. 5.125% 3/27/2033	7,774	7,732
Aon Corp. 5.35% 2/28/2033	8,754	9,077
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.313% 8/2/2029[6,10]	3,535	3,182
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 4/17/2025[7]	5,250	5,225
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	15,000	12,745
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[8]	20,000	19,902
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[8]	11,400	9,100
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[8]	10,482	8,754
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[8]	16,500	13,310
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[8]	17,544	17,365
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050)[8]	4,861	3,181
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[8]	8,250	5,570
Bank of Montreal 2.65% 3/8/2027	30,000	27,724
Bank of Nova Scotia 2.45% 2/2/2032	18,471	15,240
Berkshire Hathaway, Inc. 2.875% 3/15/2032	20,000	18,006
Berkshire Hathaway, Inc. 3.85% 3/15/2052	20,000	16,784
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[7,8]	7,975	6,654
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[7,8]	7,300	7,351
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[8]	6,344	6,189
American Funds Strategic Bond Fund — Page 7 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Charles Schwab Corp. 2.45% 3/3/2027	USD 17,425	$15,637
Chubb INA Holdings, Inc. 2.85% 12/15/2051	8,089	5,719
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[8]	4,375	4,186
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030)[8]	3,550	3,373
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[8]	12,513	10,390
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[8]	8,085	6,848
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[8]	3,777	3,709
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[8]	14,875	16,100
CME Group, Inc. 2.65% 3/15/2032	25,000	21,716
Coinbase Global, Inc. 3.375% 10/1/2028[7]	11,300	6,989
Coinbase Global, Inc. 3.625% 10/1/2031[7]	46,125	25,880
Commonwealth Bank of Australia 2.688% 3/11/2031[7]	6,975	5,484
Compass Diversified Holdings 5.25% 4/15/2029[7]	5,280	4,655
Compass Diversified Holdings 5.00% 1/15/2032[7]	5,100	4,141
Corebridge Financial, Inc. 3.85% 4/5/2029[7]	7,945	7,262
Corebridge Financial, Inc. 3.90% 4/5/2032[7]	9,251	8,019
Corebridge Financial, Inc. 4.35% 4/5/2042[7]	2,597	2,141
Corebridge Financial, Inc. 4.40% 4/5/2052[7]	17,189	13,483
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[7,8]	10,225	9,103
Danske Bank AS 3.875% 9/12/2023[7]	4,600	4,562
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[7,8]	12,525	11,835
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[8]	1,995	1,940
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[8]	9,425	8,130
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[8]	4,275	4,249
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[8]	9,300	8,633
Discover Financial Services 6.70% 11/29/2032	4,450	4,593
Fidelity National Information Services, Inc. 3.10% 3/1/2041	1,446	1,013
FS Energy and Power Fund 7.50% 8/15/2023[7]	4,098	4,095
Global Payments, Inc. 2.90% 11/15/2031	4,685	3,840
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[8]	9,340	8,353
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[8]	1,070	1,006
Goldman Sachs Group, Inc. 2.60% 2/7/2030	7,915	6,799
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[8]	17,185	14,326
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[8]	40,000	33,078
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[8]	8,858	6,686
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[8]	4,855	3,752
Hightower Holding, LLC 6.75% 4/15/2029[7]	3,380	2,880
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[8]	20,000	17,760
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[8]	1,479	1,193
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[8]	8,521	6,964
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[8]	10,837	10,720
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[8]	38,899	40,700
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	12,600	13,339
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 6.079% 7/3/2023[6]	2,055	2,045
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	2,024	1,637
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.178% 2/24/2025[6]	2,993	2,687
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	3,056	2,822
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	2,702	2,344
Huarong Finance II Co., Ltd. 4.625% 6/3/2026	1,072	899
Huarong Finance II Co., Ltd. 4.875% 11/22/2026	476	395
HUB International, Ltd. 5.625% 12/1/2029[7]	7,300	6,369
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[8]	7,952	7,271
Intercontinental Exchange, Inc. 2.65% 9/15/2040	5,700	4,139
American Funds Strategic Bond Fund — Page 8 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[7]	USD 9,875	$8,489
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[8]	10,000	9,430
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]	15,750	14,613
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[8]	11,000	10,743
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]	7,480	7,473
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[8]	3,816	3,265
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[8]	15,040	12,480
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[8]	3,600	2,556
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[8]	5,000	4,404
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[7,8]	4,250	4,280
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	7,309	6,055
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[8]	3,150	3,111
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[8]	3,159	2,833
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[8]	13,914	13,518
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[8]	5,529	5,577
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[8]	17,686	14,203
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[8]	3,765	3,703
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[8]	17,391	19,010
National Australia Bank, Ltd. 2.99% 5/21/2031[7]	17,000	13,679
National Financial Partners Corp. 6.875% 8/15/2028[7]	3,685	3,166
Navient Corp. 5.625% 8/1/2033	8,350	6,205
New York Life Global Funding 4.55% 1/28/2033[7]	5,893	5,838
Oxford Finance, LLC 6.375% 2/1/2027[7]	6,055	5,669
Progressive Corp. 2.50% 3/15/2027	20,000	18,458
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[8]	20,807	20,711
Toronto-Dominion Bank 2.00% 9/10/2031	20,000	16,070
Travelers Companies, Inc. 2.55% 4/27/2050	361	237
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031)[7,8]	5,375	3,742
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[8]	1,650	1,553
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[8]	15,571	15,388
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[8]	20,000	17,352
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[8]	7,985	7,799
Wells Fargo & Company 5.013% 4/4/2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[8]	2,200	2,075
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[8]	15,080	13,396
Westpac Banking Corp. 1.953% 11/20/2028	7,248	6,313
		1,017,192
Health care 3.09%
AbbVie, Inc. 2.60% 11/21/2024	3,616	3,491
AbbVie, Inc. 3.20% 11/21/2029	1,207	1,121
Amgen, Inc. 3.00% 2/22/2029	600	552
Amgen, Inc. 4.05% 8/18/2029	16,075	15,522
Amgen, Inc. 5.25% 3/2/2030	11,990	12,267
Amgen, Inc. 4.20% 3/1/2033	14,000	13,428
Amgen, Inc. 5.25% 3/2/2033	31,086	31,955
Amgen, Inc. 4.875% 3/1/2053	4,975	4,661
Amgen, Inc. 5.65% 3/2/2053	20,474	21,328
Amgen, Inc. 5.75% 3/2/2063	12,500	12,985
AstraZeneca Finance, LLC 1.75% 5/28/2028	3,050	2,708
AstraZeneca PLC 3.375% 11/16/2025	3,600	3,522
Avantor Funding, Inc. 4.625% 7/15/2028[7]	5,785	5,487
American Funds Strategic Bond Fund — Page 9 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Banner Health 2.913% 1/1/2051	USD 10,000	$6,793
Bausch Health Americas, Inc. 9.25% 4/1/2026[7]	6,930	5,148
Bausch Health Americas, Inc. 8.50% 1/31/2027[7]	700	321
Bausch Health Companies, Inc. 5.00% 2/15/2029[7]	5,100	2,003
Baxter International, Inc. 2.272% 12/1/2028	5,032	4,376
Baxter International, Inc. 2.539% 2/1/2032	8,938	7,284
Baxter International, Inc. 3.132% 12/1/2051	12,537	8,149
Baylor Scott & White Holdings 0.827% 11/15/2025	5,463	4,949
Baylor Scott & White Holdings 1.777% 11/15/2030	19,087	15,483
Centene Corp. 2.45% 7/15/2028	24,165	21,045
Centene Corp. 3.00% 10/15/2030	3,625	3,056
Centene Corp. 2.625% 8/1/2031	6,580	5,338
Cigna Corp. 2.375% 3/15/2031	1,713	1,446
CVS Health Corp. 1.75% 8/21/2030	1,865	1,517
CVS Health Corp. 5.25% 2/21/2033	16,580	16,928
CVS Health Corp. 5.625% 2/21/2053	12,500	12,678
Elevance Health, Inc. 4.75% 2/15/2033	6,892	6,931
Elevance Health, Inc. 5.125% 2/15/2053	2,920	2,912
Eli Lilly and Company 4.875% 2/27/2053	2,680	2,774
Eli Lilly and Company 4.95% 2/27/2063	5,110	5,264
Endo DAC 6.00% 6/30/2028[7,11]	4,300	333
Endo International PLC 5.875% 10/15/2024[7]	625	467
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/2029[7]	2,725	2,018
GE Healthcare Holding, LLC 5.65% 11/15/2027[7]	15,000	15,513
GE Healthcare Holding, LLC 5.905% 11/22/2032[7]	15,000	15,986
GE Healthcare Holding, LLC 6.377% 11/22/2052[7]	2,825	3,162
Gilead Sciences, Inc. 2.80% 10/1/2050	1,462	1,011
HCA, Inc. 3.625% 3/15/2032[7]	5,028	4,437
HCA, Inc. 5.25% 6/15/2049	2,300	2,078
Humana, Inc. 3.70% 3/23/2029	2,598	2,447
Minerva Merger Sub, Inc. 6.50% 2/15/2030[7]	10,000	8,118
Mozart Debt Merger Sub, Inc. 3.875% 4/1/2029[7]	5,000	4,343
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[7]	8,000	6,949
Organon Finance 1, LLC 4.125% 4/30/2028[7]	5,545	5,074
Owens & Minor, Inc. 6.625% 4/1/2030[7]	16,825	14,464
Par Pharmaceutical, Inc. 7.50% 4/1/2027[7]	3,000	2,235
Radiology Partners, Inc. 9.25% 2/1/2028[7]	665	368
Roche Holdings, Inc. 1.93% 12/13/2028[7]	23,675	20,866
Roche Holdings, Inc. 2.607% 12/13/2051[7]	9,473	6,626
Summa Health 3.511% 11/15/2051	9,945	7,259
Sutter Health 1.321% 8/15/2025	6,000	5,532
Team Health Holdings, Inc. 6.375% 2/1/2025[7]	1,475	889
Tenet Healthcare Corp. 5.125% 11/1/2027	4,100	3,940
Tenet Healthcare Corp. 6.125% 10/1/2028	2,900	2,782
Tenet Healthcare Corp. 4.375% 1/15/2030	15,000	13,476
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	3,462	3,466
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	7,300	6,614
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027	14,245	13,314
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	3,900	3,905
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	16,280	14,763
Teva Pharmaceutical Finance Co. BV 7.875% 9/15/2029	10,106	10,586
Teva Pharmaceutical Finance Co. BV 8.125% 9/15/2031	9,012	9,471
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	5,000	3,336
UnitedHealth Group, Inc. 5.30% 2/15/2030	7,300	7,699
American Funds Strategic Bond Fund — Page 10 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 2.00% 5/15/2030	USD 5,404	$4,623
UnitedHealth Group, Inc. 4.20% 5/15/2032	4,599	4,511
UnitedHealth Group, Inc. 5.35% 2/15/2033	12,935	13,759
UnitedHealth Group, Inc. 3.25% 5/15/2051	14,216	10,701
UnitedHealth Group, Inc. 4.75% 5/15/2052	4,503	4,389
UnitedHealth Group, Inc. 5.875% 2/15/2053	7,300	8,218
West Virginia United Health System Obligated Group 3.129% 6/1/2050	2,775	1,875
Zoetis, Inc. 5.60% 11/16/2032	5,275	5,629
		540,654
Consumer discretionary 2.59%
Affinity Interactive 6.875% 12/15/2027[7]	3,000	2,679
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	20,000	16,561
Allied Universal Holdco, LLC 4.625% 6/1/2028[7]	4,720	3,999
Allied Universal Holdco, LLC 6.00% 6/1/2029[7]	1,915	1,432
Amazon.com, Inc. 1.00% 5/12/2026	20,000	18,142
Amazon.com, Inc. 2.10% 5/12/2031	20,000	17,104
Amazon.com, Inc. 3.10% 5/12/2051	10,000	7,585
Asbury Automotive Group, Inc. 4.625% 11/15/2029[7]	2,865	2,568
Asbury Automotive Group, Inc. 5.00% 2/15/2032[7]	3,495	3,067
Atlas LuxCo 4 SARL 4.625% 6/1/2028[7]	3,605	3,030
AutoNation, Inc. 3.85% 3/1/2032	15,000	12,790
Bayerische Motoren Werke AG 3.90% 4/9/2025[7]	5,300	5,209
Bayerische Motoren Werke AG 3.45% 4/1/2027[7]	8,625	8,297
Bayerische Motoren Werke AG 2.55% 4/1/2031[7]	2,600	2,233
Bayerische Motoren Werke AG 3.70% 4/1/2032[7]	6,075	5,644
Booking Holdings, Inc. 4.625% 4/13/2030	4,000	3,999
Boyd Gaming Corp. 4.75% 12/1/2027	2,300	2,208
Boyd Gaming Corp. 4.75% 6/15/2031[7]	9,565	8,696
Burger King Corp. 5.75% 4/15/2025[7]	3,200	3,215
Caesars Entertainment, Inc. 6.25% 7/1/2025[7]	2,795	2,798
Caesars Entertainment, Inc. 4.625% 10/15/2029[7]	2,455	2,149
Caesars Entertainment, Inc. 7.00% 2/15/2030[7]	9,991	10,175
Caesars Resort Collection, LLC 5.75% 7/1/2025[7]	2,705	2,708
Carnival Corp. 4.00% 8/1/2028[7]	11,000	9,481
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[7]	24,000	24,115
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[7]	7,775	6,711
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[7]	7,835	6,477
Everi Holdings, Inc. 5.00% 7/15/2029[7]	5,750	5,124
Fertitta Entertainment, Inc. 4.625% 1/15/2029[7]	5,000	4,394
Fertitta Entertainment, Inc. 6.75% 1/15/2030[7]	15,000	12,354
Ford Motor Co. 2.90% 2/10/2029	5,725	4,747
Ford Motor Credit Company, LLC 5.125% 6/16/2025	4,175	4,093
Ford Motor Credit Company, LLC 2.70% 8/10/2026	7,820	6,970
Ford Motor Credit Company, LLC 4.95% 5/28/2027	4,670	4,461
General Motors Company 6.80% 10/1/2027	1,882	1,991
Grand Canyon University 3.25% 10/1/2023	2,750	2,716
Grand Canyon University 4.375% 10/1/2026	10,000	9,178
Grand Canyon University 5.125% 10/1/2028	7,000	6,333
Grupo Axo, SAPI de CV, 5.75% 6/8/2026[7]	4,450	3,874
Hanesbrands, Inc. 9.00% 2/15/2031[7]	2,000	2,049
Hanesbrands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.75%) 8.557% 3/8/2030[6,10]	2,845	2,838
Hilton Grand Vacations Borrower 5.00% 6/1/2029[7]	3,403	3,026
American Funds Strategic Bond Fund — Page 11 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[7]	USD 4,485	$3,932
Home Depot, Inc. 2.95% 6/15/2029	1,435	1,327
Jacobs Entertainment, Inc. 6.75% 2/15/2029[7]	5,305	4,640
Marriott International, Inc. 5.75% 5/1/2025	129	130
Marriott International, Inc. 2.85% 4/15/2031	13,790	11,756
McDonald’s Corp. 4.60% 9/9/2032	5,090	5,154
McDonald’s Corp. 3.625% 9/1/2049	979	785
McDonald’s Corp. 4.20% 4/1/2050	2,259	1,995
McDonald’s Corp. 5.15% 9/9/2052	2,620	2,668
Meituan Dianping 3.05% 10/28/2030	10,000	8,024
MercadoLibre, Inc. 2.375% 1/14/2026	4,255	3,812
MercadoLibre, Inc. 3.125% 1/14/2031	1,275	1,006
MGM Resorts International 6.75% 5/1/2025	3,500	3,531
Mohegan Gaming & Entertainment 8.00% 2/1/2026[7]	18,685	17,115
NCL Corp., Ltd. 5.875% 3/15/2026[7]	5,600	4,772
NCL Corp., Ltd. 5.875% 2/15/2027[7]	3,805	3,553
NCL Corp., Ltd. 7.75% 2/15/2029[7]	4,880	4,189
Nordstrom, Inc. 4.25% 8/1/2031	6,000	4,295
Party City Holdings, Inc. 8.75% 2/15/2026[7,11]	8,080	1,222
Party City Holdings, Inc. 6.625% 8/1/2026[7,11]	560	6
Party City Holdings, Inc., Term Loan DIP, 14.55% 6/18/2023[6,10]	1,402	1,451
Premier Entertainment Sub, LLC 5.625% 9/1/2029[7]	15,000	11,091
Premier Entertainment Sub, LLC 5.875% 9/1/2031[7]	15,000	10,796
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[7]	16,160	14,522
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[7]	5,000	4,420
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[7]	11,931	12,478
Sally Holdings, LLC 5.625% 12/1/2025	5,600	5,518
Sands China, Ltd. 5.90% 8/8/2028	3,250	3,088
Scientific Games Holdings, LP 6.625% 3/1/2030[7]	5,195	4,596
Stellantis Finance US, Inc. 1.711% 1/29/2027[7]	3,929	3,478
Stellantis Finance US, Inc. 2.691% 9/15/2031[7]	10,173	8,224
Toyota Motor Credit Corp. 3.375% 4/1/2030	2,865	2,699
Universal Entertainment Corp. 8.50% 12/11/2024[7]	5,500	5,182
VICI Properties, LP / VICI Note Co., Inc. 3.75% 2/15/2027[7]	955	882
Wyndham Worldwide Corp. 4.375% 8/15/2028[7]	3,340	3,080
Wynn Resorts Finance, LLC 5.125% 10/1/2029[7]	5,490	4,993
Wynn Resorts Finance, LLC 7.125% 2/15/2031[7]	5,229	5,309
		452,939
Energy 2.10%
AI Candelaria (Spain), SLU 5.75% 6/15/2033[7]	2,990	2,123
Apache Corp. 4.625% 11/15/2025	5,395	5,209
Apache Corp. 4.25% 1/15/2030	495	452
Apache Corp. 5.10% 9/1/2040	2,350	1,995
Apache Corp. 4.75% 4/15/2043	11,335	8,526
Apache Corp. 5.35% 7/1/2049	1,665	1,289
Baker Hughes Holdings, LLC 2.061% 12/15/2026	3,341	3,027
BP Capital Markets America, Inc. 2.721% 1/12/2032	25,000	21,810
Callon Petroleum Co. 7.50% 6/15/2030[7]	7,005	6,591
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,000	1,917
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	6,455	5,609
Cenovus Energy, Inc. 5.375% 7/15/2025	1,095	1,098
Cenovus Energy, Inc. 5.25% 6/15/2037	523	495
Cenovus Energy, Inc. 5.40% 6/15/2047	356	332
American Funds Strategic Bond Fund — Page 12 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Cheniere Energy Partners, LP 4.00% 3/1/2031	USD 4,790	$4,268
Chesapeake Energy Corp. 5.50% 2/1/2026[7]	1,800	1,773
Chesapeake Energy Corp. 5.875% 2/1/2029[7]	1,550	1,477
Chevron Corp. 2.236% 5/11/2030	3,290	2,910
Chevron Corp. 3.078% 5/11/2050	1,181	896
CNX Resources Corp. 7.375% 1/15/2031[7]	3,079	3,036
Comstock Resources, Inc. 5.875% 1/15/2030[7]	3,015	2,593
Continental Resources, Inc. 2.875% 4/1/2032[7]	5,739	4,460
Crescent Energy Finance, LLC 9.25% 2/15/2028[7]	3,045	2,922
Crestwood Midstream Partners, LP 7.375% 2/1/2031[7]	1,885	1,887
CrownRock, LP 5.00% 5/1/2029[7]	7,000	6,530
DT Midstream, Inc. 4.375% 6/15/2031[7]	9,905	8,643
Ecopetrol SA 4.625% 11/2/2031	220	170
Ecopetrol SA 8.875% 1/13/2033	15,765	15,970
Enbridge Energy Partners, LP 5.875% 10/15/2025	155	158
Energean Israel Finance, Ltd. 4.50% 3/30/2024[7]	2,395	2,349
Energean Israel Finance, Ltd. 5.875% 3/30/2031[7]	2,765	2,430
Energy Transfer Operating, LP 2.90% 5/15/2025	3,201	3,052
Energy Transfer Partners, LP 6.125% 12/15/2045	1,170	1,133
Energy Transfer Partners, LP 5.30% 4/15/2047	647	568
Energy Transfer Partners, LP 6.00% 6/15/2048	352	337
Energy Transfer Partners, LP 6.25% 4/15/2049	1,000	993
Energy Transfer Partners, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[8]	2,848	2,513
Energy Transfer Partners, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[8]	2,700	2,021
Enterprise Products Operating, LLC 3.20% 2/15/2052	1,697	1,210
EQM Midstream Partners, LP 6.00% 7/1/2025[7]	7,200	7,127
EQM Midstream Partners, LP 6.50% 7/1/2027[7]	3,620	3,513
EQM Midstream Partners, LP 4.50% 1/15/2029[7]	2,555	2,175
EQM Midstream Partners, LP 4.75% 1/15/2031[7]	2,850	2,369
EQT Corp. 6.125% 2/1/2025[8]	2,000	2,014
EQT Corp. 3.90% 10/1/2027	2,500	2,352
EQT Corp. 5.00% 1/15/2029	980	930
EQT Corp. 3.625% 5/15/2031[7]	3,015	2,616
Equinor ASA 3.70% 4/6/2050	1,217	1,026
Exxon Mobil Corp. 4.227% 3/19/2040	1,200	1,125
Exxon Mobil Corp. 3.452% 4/15/2051	1,229	980
Gray Oak Pipeline, LLC 2.60% 10/15/2025[7]	4,442	4,121
Guara Norte SARL 5.198% 6/15/2034[7]	9,656	8,323
Hilcorp Energy I, LP 5.75% 2/1/2029[7]	1,285	1,185
Hilcorp Energy I, LP 6.00% 4/15/2030[7]	2,700	2,493
Hilcorp Energy I, LP 6.00% 2/1/2031[7]	865	800
Hilcorp Energy I, LP 6.25% 4/15/2032[7]	4,550	4,214
Kinder Morgan, Inc. 5.20% 6/1/2033	4,016	3,993
Kinder Morgan, Inc. 3.25% 8/1/2050	3,345	2,223
Leviathan Bond, Ltd. 5.75% 6/30/2023[7]	3,410	3,405
Leviathan Bond, Ltd. 6.75% 6/30/2030[7]	3,245	3,042
Magellan Midstream Partners, LP 3.95% 3/1/2050	12,500	9,471
Marathon Oil Corp. 4.40% 7/15/2027	1,175	1,139
MPLX, LP 1.75% 3/1/2026	5,933	5,418
MPLX, LP 2.65% 8/15/2030	6,409	5,439
MPLX, LP 4.95% 9/1/2032	9,163	8,967
Murphy Oil Corp. 5.875% 12/1/2027	1,965	1,916
American Funds Strategic Bond Fund — Page 13 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
MV24 Capital BV 6.748% 6/1/2034	USD 6,397	$5,900
MV24 Capital BV 6.748% 6/1/2034[7]	1,229	1,133
Neptune Energy Group Holdings, Ltd. 6.625% 5/15/2025[7]	2,775	2,693
New Fortress Energy, Inc. 6.50% 9/30/2026[7]	6,985	6,433
NGL Energy Operating, LLC 7.50% 2/1/2026[7]	12,925	12,483
NGPL PipeCo, LLC 3.25% 7/15/2031[7]	5,000	4,248
ONEOK, Inc. 5.85% 1/15/2026	1,032	1,048
ONEOK, Inc. 4.55% 7/15/2028	130	126
ONEOK, Inc. 4.35% 3/15/2029	230	218
ONEOK, Inc. 3.10% 3/15/2030	1,788	1,564
ONEOK, Inc. 4.95% 7/13/2047	402	338
ONEOK, Inc. 5.20% 7/15/2048	4,988	4,319
ONEOK, Inc. 7.15% 1/15/2051	2,610	2,785
Petróleos Mexicanos 6.875% 10/16/2025	25,000	24,753
Petróleos Mexicanos 4.50% 1/23/2026	2,188	2,007
Petróleos Mexicanos 6.70% 2/16/2032	11,544	9,198
Petrorio Luxembourg SARL 6.125% 6/9/2026[7]	6,090	5,725
Pioneer Natural Resources Company 1.90% 8/15/2030	6,555	5,340
Qatar Energy 3.30% 7/12/2051[7]	5,855	4,378
Range Resources Corp. 4.75% 2/15/2030[7]	1,340	1,223
Southwestern Energy Co. 8.375% 9/15/2028	1,035	1,089
Southwestern Energy Co. 5.375% 3/15/2030	8,780	8,265
Southwestern Energy Co. 4.75% 2/1/2032	2,200	1,946
Sunoco Logistics Operating Partners, LP 5.40% 10/1/2047	1,090	971
Sunoco, LP 4.50% 5/15/2029	2,595	2,385
Targa Resources Partners, LP 4.875% 2/1/2031	3,290	3,082
Transocean, Inc. 8.00% 2/1/2027[7]	3,285	2,957
Transocean, Inc. 8.75% 2/15/2030[7]	3,797	3,876
Transocean, Inc. 6.80% 3/15/2038	940	652
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[7]	10,796	10,888
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[7]	3,970	3,492
Western Midstream Operating, LP 3.35% 2/1/2025[8]	1,532	1,464
Western Midstream Operating, LP 4.30% 2/1/2030[8]	1,101	1,003
Western Midstream Operating, LP 5.50% 2/1/2050[8]	2,539	2,158
		367,288
Industrials 2.09%
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[7]	4,575	3,908
Ashtead Capital, Inc. 5.50% 8/11/2032[7]	6,335	6,236
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 7.59% 9/22/2028[6,10]	8,888	8,811
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 10.385% 9/21/2029[6,10]	2,590	2,547
Avis Budget Car Rental, LLC 5.75% 7/15/2027[7]	3,340	3,133
Boeing Company 4.875% 5/1/2025	162	162
Boeing Company 5.15% 5/1/2030	22,866	23,021
Boeing Company 3.625% 2/1/2031	7,848	7,196
Boeing Company 3.60% 5/1/2034	6,460	5,557
Boeing Company 5.705% 5/1/2040	4,000	4,050
Bombardier, Inc. 7.125% 6/15/2026[7]	6,570	6,600
Bombardier, Inc. 7.875% 4/15/2027[7]	3,000	3,040
Bombardier, Inc. 6.00% 2/15/2028[7]	4,180	4,075
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	3,856	2,952
BWX Technologies, Inc. 4.125% 6/30/2028[7]	4,760	4,292
Canadian Pacific Railway, Ltd. 2.05% 3/5/2030	2,000	1,701
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	4,456	3,860
American Funds Strategic Bond Fund — Page 14 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041	USD 6,384	$5,111
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	16,554	11,879
Carrier Global Corp. 3.377% 4/5/2040	1,028	819
Carrier Global Corp. 3.577% 4/5/2050	893	677
Clarivate Science Holdings Corp. 3.875% 7/1/2028[7]	2,525	2,256
CoreLogic, Inc. 4.50% 5/1/2028[7]	14,000	10,636
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.375% 6/4/2029[6,10]	3,375	2,521
CSX Corp. 2.40% 2/15/2030	2,228	1,947
CSX Corp. 3.80% 4/15/2050	546	445
Eaton Corp. 4.15% 3/15/2033	10,118	9,793
Eaton Corp. 4.70% 8/23/2052	3,891	3,747
F-Brasile SpA 7.375% 8/15/2026[7]	526	440
Lockheed Martin Corp. 5.10% 11/15/2027	8,371	8,698
Lockheed Martin Corp. 5.25% 1/15/2033	13,204	14,113
Lockheed Martin Corp. 5.70% 11/15/2054	6,373	7,271
Mileage Plus Holdings, LLC 6.50% 6/20/2027[7]	3,319	3,312
Norfolk Southern Corp. 4.45% 3/1/2033	1,343	1,307
PM General Purchaser, LLC 9.50% 10/1/2028[7]	9,000	8,254
Raytheon Technologies Corp. 5.375% 2/27/2053	12,191	12,849
Regal Rexnord Corp. 6.30% 2/15/2030[7]	15,000	15,119
Regal Rexnord Corp. 6.40% 4/15/2033[7]	15,000	15,027
Republic Services, Inc. 5.00% 4/1/2034	9,568	9,754
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[7]	5,956	6,141
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[7]	6,860	7,198
Rolls-Royce PLC 5.75% 10/15/2027[7]	10,265	10,235
Sabre GLBL, Inc. 11.25% 12/15/2027[7]	7,435	6,933
SkyMiles IP, Ltd. 4.50% 10/20/2025[7]	4,126	4,059
SkyMiles IP, Ltd. 4.75% 10/20/2028[7]	2,760	2,666
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 8.558% 10/20/2027[6,10]	2,850	2,958
Spirit AeroSystems, Inc. 4.60% 6/15/2028	9,000	7,638
Spirit AeroSystems, Inc. 9.375% 11/30/2029[7]	2,492	2,722
SRS Distribution, Inc. 4.625% 7/1/2028[7]	3,655	3,251
TK Elevator Holdco GmbH 7.625% 7/15/2028[7]	1,400	1,211
TransDigm, Inc. 6.25% 3/15/2026[7]	3,000	3,006
TransDigm, Inc. 5.50% 11/15/2027	5,000	4,720
TransDigm, Inc. 4.875% 5/1/2029	1,990	1,763
Triumph Group, Inc. 9.00% 3/15/2028[7]	4,754	4,765
Union Pacific Corp. 2.375% 5/20/2031	26,768	23,125
Union Pacific Corp. 2.80% 2/14/2032	9,999	8,787
Union Pacific Corp. 2.95% 3/10/2052	9,118	6,507
United Airlines, Inc. 4.375% 4/15/2026[7]	3,605	3,453
United Airlines, Inc. 4.625% 4/15/2029[7]	2,920	2,645
Vertical U.S. Newco, Inc. 5.25% 7/15/2027[7]	2,625	2,482
WESCO Distribution, Inc. 7.125% 6/15/2025[7]	5,835	5,937
WESCO Distribution, Inc. 7.25% 6/15/2028[7]	6,085	6,254
		365,572
Communication services 1.96%
AT&T, Inc. 4.35% 3/1/2029	1,250	1,224
AT&T, Inc. 2.25% 2/1/2032	5,000	4,090
AT&T, Inc. 3.50% 9/15/2053	22,215	16,157
CCO Holdings, LLC 4.75% 3/1/2030[7]	2,200	1,909
CCO Holdings, LLC 4.25% 2/1/2031[7]	13,500	11,054
CCO Holdings, LLC 4.75% 2/1/2032[7]	20,000	16,822
American Funds Strategic Bond Fund — Page 15 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 4.50% 6/1/2033[7]	USD 7,875	$6,349
CCO Holdings, LLC 4.25% 1/15/2034[7]	8,725	6,833
Consolidated Communications, Inc. 5.00% 10/1/2028[7]	2,800	1,905
DISH Network Corp. 11.75% 11/15/2027[7]	10,125	9,832
Embarq Corp. 7.995% 6/1/2036	1,250	527
Frontier Communications Corp. 5.00% 5/1/2028[7]	5,125	4,453
Gray Escrow II, Inc. 5.375% 11/15/2031[7]	2,650	1,763
Lamar Media Corp. 4.875% 1/15/2029	3,600	3,391
Level 3 Communications, Inc. 3.875% 11/15/2029[7]	1,200	870
Meta Platforms, Inc. 3.85% 8/15/2032	45,000	42,149
Meta Platforms, Inc. 4.45% 8/15/2052	22,500	19,820
Midas OpCo Holdings, LLC 5.625% 8/15/2029[7]	5,810	5,101
Netflix, Inc. 3.625% 6/15/2025[7]	2,225	2,162
Netflix, Inc. 4.875% 4/15/2028	15,250	15,187
Netflix, Inc. 5.875% 11/15/2028	15,466	16,291
Netflix, Inc. 6.375% 5/15/2029	275	295
Netflix, Inc. 5.375% 11/15/2029[7]	1,050	1,068
Netflix, Inc. 4.875% 6/15/2030[7]	1,535	1,530
News Corp. 3.875% 5/15/2029[7]	3,725	3,314
News Corp. 5.125% 2/15/2032[7]	3,825	3,592
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[7]	6,000	5,343
Sirius XM Radio, Inc. 4.00% 7/15/2028[7]	7,600	6,536
Sirius XM Radio, Inc. 3.875% 9/1/2031[7]	10,575	8,233
Tencent Holdings, Ltd. 3.68% 4/22/2041	2,304	1,764
Tencent Holdings, Ltd. 3.24% 6/3/2050[7]	14,410	9,480
Tencent Holdings, Ltd. 3.24% 6/3/2050	2,005	1,319
Tencent Holdings, Ltd. 3.84% 4/22/2051	4,558	3,319
Tencent Holdings, Ltd. 3.84% 4/22/2051[7]	2,135	1,554
T-Mobile US, Inc. 2.55% 2/15/2031	19,963	16,929
T-Mobile US, Inc. 2.875% 2/15/2031	3,037	2,623
T-Mobile US, Inc. 3.40% 10/15/2052	7,214	5,201
Univision Communications, Inc. 6.625% 6/1/2027[7]	7,100	6,739
Univision Communications, Inc. 4.50% 5/1/2029[7]	6,750	5,678
Univision Communications, Inc. 7.375% 6/30/2030[7]	2,050	1,940
Verizon Communications, Inc. 2.55% 3/21/2031	12,200	10,398
Verizon Communications, Inc. 3.55% 3/22/2051	20,000	15,284
Verizon Communications, Inc. 3.875% 3/1/2052	7,500	6,077
VZ Secured Financing BV 5.00% 1/15/2032[7]	5,600	4,575
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[7]	11,600	10,365
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[7]	21,863	17,738
Ziggo Bond Co. BV 5.125% 2/28/2030[7]	5,000	4,026
Ziggo Bond Finance BV 4.875% 1/15/2030[7]	1,425	1,216
		344,025
Utilities 1.64%
AEP Transmission Co., LLC 3.65% 4/1/2050	725	576
AES Corp. 2.45% 1/15/2031	7,500	6,113
AES Panama Generation Holdings SRL 4.375% 5/31/2030[7]	2,850	2,454
Alabama Power Co. 3.94% 9/1/2032	15,000	14,104
Alabama Power Co. 3.00% 3/15/2052	13,130	9,094
Alfa Desarrollo SpA 4.55% 9/27/2051[7]	5,866	4,306
Alliant Energy Finance, LLC 3.60% 3/1/2032[7]	6,800	6,020
Consumers Energy Co. 3.60% 8/15/2032	5,148	4,769
Consumers Energy Co. 4.625% 5/15/2033	14,550	14,521
American Funds Strategic Bond Fund — Page 16 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consumers Energy Co. 3.10% 8/15/2050	USD 4,648	$3,359
Consumers Energy Co. 3.50% 8/1/2051	2,829	2,216
Consumers Energy Co. 2.65% 8/15/2052	2,785	1,847
DTE Electric Co. 3.65% 3/1/2052	5,750	4,587
DTE Energy Company 3.00% 3/1/2032	9,475	8,351
Duke Energy Florida, LLC 5.95% 11/15/2052	2,850	3,177
Edison International 4.125% 3/15/2028	2,165	2,058
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[8]	10,000	8,310
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[8]	350	327
Entergy Louisiana, LLC 4.75% 9/15/2052	4,600	4,329
Exelon Corp. 4.10% 3/15/2052	750	618
FirstEnergy Corp. 2.65% 3/1/2030	3,712	3,161
Florida Power & Light Company 5.05% 4/1/2028	8,525	8,815
Florida Power & Light Company 5.10% 4/1/2033	10,525	10,917
Florida Power & Light Company 5.30% 4/1/2053	5,000	5,325
Northern States Power Co. 4.50% 6/1/2052	2,300	2,125
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032	7,150	7,120
Pacific Gas and Electric Co. 3.15% 1/1/2026	104	97
Pacific Gas and Electric Co. 2.95% 3/1/2026	355	331
Pacific Gas and Electric Co. 3.30% 3/15/2027	144	132
Pacific Gas and Electric Co. 3.30% 12/1/2027	304	274
Pacific Gas and Electric Co. 3.00% 6/15/2028	11,450	10,174
Pacific Gas and Electric Co. 4.65% 8/1/2028	141	133
Pacific Gas and Electric Co. 4.55% 7/1/2030	15,281	14,328
Pacific Gas and Electric Co. 2.50% 2/1/2031	11,399	9,244
Pacific Gas and Electric Co. 3.25% 6/1/2031	28,176	23,904
Pacific Gas and Electric Co. 3.50% 8/1/2050	16,250	10,749
PG&E Corp. 5.00% 7/1/2028	1,995	1,886
PG&E Corp. 5.25% 7/1/2030	1,485	1,380
San Diego Gas & Electric Co. 1.70% 10/1/2030	4,575	3,736
Southern California Edison Co. 2.85% 8/1/2029	1,100	985
Southern California Edison Co. 2.75% 2/1/2032	17,975	15,445
Southern California Edison Co. 3.65% 2/1/2050	930	718
Southern California Edison Co. 3.45% 2/1/2052	25,000	18,352
Southern California Edison Co., Series C, 3.60% 2/1/2045	1,009	766
Southern California Gas Company 2.55% 2/1/2030	875	765
Talen Energy Corp. 7.25% 5/15/2027[7]	845	868
Union Electric Co. 3.90% 4/1/2052	2,153	1,812
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[7]	4,855	4,384
Virginia Electric and Power Co. 2.30% 11/15/2031	4,100	3,407
Virginia Electric and Power Co. 2.40% 3/30/2032	10,250	8,538
Virginia Electric and Power Co. 2.45% 12/15/2050	8,041	4,964
WEC Energy Group, Inc. 5.15% 10/1/2027	4,100	4,175
Xcel Energy, Inc. 4.60% 6/1/2032	8,150	7,919
		288,065
Information technology 1.38%
Analog Devices, Inc. 1.70% 10/1/2028	6,752	5,875
Analog Devices, Inc. 2.10% 10/1/2031	12,879	10,852
Black Knight, Inc. 3.625% 9/1/2028[7]	4,330	3,946
BMC Software, Inc. 7.125% 10/2/2025[7]	2,770	2,760
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 10.34% 2/27/2026[6,10]	8,950	8,702
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[7]	2,585	2,361
American Funds Strategic Bond Fund — Page 17 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[7]	USD 1,685	$1,522
Broadcom, Inc. 4.00% 4/15/2029[7]	2,213	2,072
Broadcom, Inc. 4.75% 4/15/2029	6,000	5,928
Broadcom, Inc. 2.45% 2/15/2031[7]	8,307	6,805
Broadcom, Inc. 4.15% 4/15/2032[7]	7,731	7,048
Broadcom, Inc. 2.60% 2/15/2033[7]	8,550	6,710
Broadcom, Inc. 3.419% 4/15/2033[7]	8,000	6,699
Broadcom, Inc. 3.137% 11/15/2035[7]	1,495	1,151
Broadcom, Inc. 3.187% 11/15/2036[7]	5,996	4,549
Broadcom, Inc. 3.50% 2/15/2041[7]	6,686	5,049
Broadcom, Inc. 3.75% 2/15/2051[7]	3,441	2,540
CDK Global, Inc. 7.25% 6/15/2029[7]	14,175	13,945
CommScope, Inc. 7.125% 7/1/2028[7]	11,000	8,127
Diebold Nixdorf, Inc. 9.375% 7/15/2025[7]	21,036	10,781
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 14.75% 6/5/2023[6,10]	1,716	1,716
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[6,10]	7,846	4,002
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.629% 7/15/2025[6,10]	4,415	4,636
Entegris Escrow Corp. 4.75% 4/15/2029[7]	9,885	9,354
Intel Corp. 5.20% 2/10/2033	20,726	21,122
Intel Corp. 5.70% 2/10/2053	13,848	14,149
International Business Machines Corp. 2.95% 5/15/2050	2,830	1,913
Oracle Corp. 3.60% 4/1/2050	5,000	3,552
Oracle Corp. 3.95% 3/25/2051	6,167	4,650
Roper Technologies, Inc. 1.75% 2/15/2031	23,000	18,400
ServiceNow, Inc. 1.40% 9/1/2030	3,410	2,749
SK hynix, Inc. 1.50% 1/19/2026[7]	5,841	5,193
SK hynix, Inc. 6.375% 1/17/2028[7]	4,820	4,850
SK hynix, Inc. 2.375% 1/19/2031[7]	2,979	2,232
SK hynix, Inc. 6.50% 1/17/2033	3,688	3,664
SK hynix, Inc. 6.50% 1/17/2033[7]	1,312	1,304
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.498% 9/29/2028[6,10]	11,000	9,996
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 10.032% 5/3/2027[6,10]	7,075	6,827
Unisys Corp. 6.875% 11/1/2027[7]	2,675	1,709
VeriSign, Inc. 2.70% 6/15/2031	2,291	1,944
		241,384
Materials 1.18%
Anglo American Capital PLC 5.375% 4/1/2025[7]	919	924
Anglo American Capital PLC 5.625% 4/1/2030[7]	6,000	6,042
Ball Corp. 6.875% 3/15/2028	10,635	11,018
Ball Corp. 2.875% 8/15/2030	14,060	11,726
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	6,439	6,573
Braskem Idesa SAPI 7.45% 11/15/2029	13,000	10,451
Braskem Idesa SAPI 6.99% 2/20/2032[7]	13,676	10,333
Braskem Idesa SAPI 6.99% 2/20/2032	3,618	2,734
Braskem Netherlands Finance BV 7.25% 2/13/2033[7]	7,945	7,641
Braskem SA 5.875% 1/31/2050[7]	2,700	2,030
CVR Partners, LP 6.125% 6/15/2028[7]	5,290	4,695
Dow Chemical Co. 5.55% 11/30/2048	1,800	1,773
First Quantum Minerals, Ltd. 6.875% 3/1/2026[7]	800	777
American Funds Strategic Bond Fund — Page 18 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
First Quantum Minerals, Ltd. 6.875% 10/15/2027[7]	USD 6,500	$6,272
FXI Holdings, Inc. 7.875% 11/1/2024[7]	8,960	8,368
FXI Holdings, Inc. 12.25% 11/15/2026[7]	12,473	11,101
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[7]	15,800	12,691
LABL, Inc. 9.50% 11/1/2028[7]	4,370	4,414
LYB International Finance III, LLC 4.20% 5/1/2050	2,800	2,194
LYB International Finance III, LLC 3.625% 4/1/2051	8,366	5,960
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[7]	12,605	12,616
Newcrest Finance Pty, Ltd. 3.25% 5/13/2030[7]	2,719	2,405
Newcrest Finance Pty, Ltd. 4.20% 5/13/2050[7]	1,807	1,443
Nova Chemicals Corp. 5.25% 6/1/2027[7]	6,050	5,523
Nova Chemicals Corp. 4.25% 5/15/2029[7]	10,000	8,186
Nutrien, Ltd. 5.80% 3/27/2053	4,119	4,247
OCI NV 6.70% 3/16/2033[7]	14,013	13,994
Olin Corp. 5.00% 2/1/2030	4,500	4,224
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[7]	17,835	15,922
Sealed Air Corp. 6.125% 2/1/2028[7]	1,879	1,902
Tronox, Ltd. 4.625% 3/15/2029[7]	9,435	7,912
		206,091
Consumer staples 0.99%
7-Eleven, Inc. 0.95% 2/10/2026[7]	6,625	5,960
7-Eleven, Inc. 1.30% 2/10/2028[7]	1,890	1,610
7-Eleven, Inc. 1.80% 2/10/2031[7]	12,000	9,516
7-Eleven, Inc. 2.50% 2/10/2041[7]	12,000	8,116
7-Eleven, Inc. 2.80% 2/10/2051[7]	10,835	6,981
Albertsons Companies, Inc. 3.50% 3/15/2029[7]	5,730	4,991
Altria Group, Inc. 3.40% 5/6/2030	1,572	1,399
Altria Group, Inc. 5.95% 2/14/2049	4,889	4,633
Altria Group, Inc. 3.70% 2/4/2051	9,080	6,138
British American Tobacco PLC 2.726% 3/25/2031	5,000	4,056
British American Tobacco PLC 4.742% 3/16/2032	15,000	13,945
British American Tobacco PLC 4.39% 8/15/2037	1,050	858
British American Tobacco PLC 3.734% 9/25/2040	2,640	1,890
British American Tobacco PLC 4.54% 8/15/2047	1,719	1,282
British American Tobacco PLC 4.758% 9/6/2049	941	723
British American Tobacco PLC 5.65% 3/16/2052	4,750	4,178
Central Garden & Pet Co. 4.125% 4/30/2031[7]	2,365	2,044
Constellation Brands, Inc. 4.35% 5/9/2027	11,513	11,363
Constellation Brands, Inc. 4.75% 5/9/2032	6,096	6,027
Kraft Heinz Company 3.00% 6/1/2026	2,567	2,454
Kraft Heinz Company 3.875% 5/15/2027	2,236	2,185
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[7]	5,000	4,367
MARB BondCo PLC 3.95% 1/29/2031[7]	2,821	2,147
NBM US Holdings, Inc. 6.625% 8/6/2029[12]	3,667	3,398
Philip Morris International, Inc. 5.125% 11/17/2027	16,032	16,416
Philip Morris International, Inc. 5.625% 11/17/2029	7,731	8,082
Philip Morris International, Inc. 1.75% 11/1/2030	6,736	5,417
Philip Morris International, Inc. 5.75% 11/17/2032	10,007	10,509
Post Holdings, Inc. 5.50% 12/15/2029[7]	4,000	3,774
Post Holdings, Inc. 4.625% 4/15/2030[7]	4,000	3,589
Post Holdings, Inc. 4.50% 9/15/2031[7]	10,920	9,620
American Funds Strategic Bond Fund — Page 19 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American, Inc. 5.85% 8/15/2045	USD 105	$95
The Central America Bottling Corp. 5.25% 4/27/2029[7]	6,575	6,117
		173,880
Real estate 0.83%
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[7]	4,075	3,296
Crown Castle, Inc. 5.00% 1/11/2028	6,610	6,666
Equinix, Inc. 2.625% 11/18/2024	2,226	2,144
Equinix, Inc. 2.90% 11/18/2026	883	822
Equinix, Inc. 2.00% 5/15/2028	4,765	4,078
Equinix, Inc. 3.20% 11/18/2029	798	713
Equinix, Inc. 2.50% 5/15/2031	8,771	7,228
Equinix, Inc. 3.40% 2/15/2052	4,370	3,073
FibraSOMA 4.375% 7/22/2031[7]	7,079	5,235
Forestar Group, Inc. 3.85% 5/15/2026[7]	5,000	4,504
GLP Capital, LP 4.00% 1/15/2030	2,000	1,776
Howard Hughes Corp. 5.375% 8/1/2028[7]	3,900	3,557
Howard Hughes Corp. 4.375% 2/1/2031[7]	4,025	3,245
Iron Mountain, Inc. 5.00% 7/15/2028[7]	4,000	3,726
Iron Mountain, Inc. 4.50% 2/15/2031[7]	2,495	2,146
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	2,325	1,851
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031	2,300	1,690
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[7]	6,000	4,746
Public Storage 1.85% 5/1/2028	3,147	2,757
Public Storage 2.30% 5/1/2031	1,902	1,597
Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,583
Sun Communities Operating, LP 2.70% 7/15/2031	14,919	12,085
Sun Communities Operating, LP 4.20% 4/15/2032	18,016	16,117
VICI Properties, LP 3.875% 2/15/2029[7]	6,800	6,053
VICI Properties, LP 4.125% 8/15/2030[7]	7,860	6,950
VICI Properties, LP 5.125% 5/15/2032	22,827	21,527
WeWork Companies, LLC 5.00% 7/10/2025[7]	21,375	10,850
Xenia Hotels & Resorts, Inc. 4.875% 6/1/2029[7]	4,350	3,694
		145,709
Total corporate bonds, notes & loans		4,142,799
Asset-backed obligations 5.05%
AB BSL CLO, Ltd., Series 2023-4, Class A, (3-month USD CME Term SOFR + 2.00%) 6.877% 4/20/2036[3,6,7]	2,000	2,000
AB BSL CLO, Ltd., Series 2023-4, Class B, (3-month USD CME Term SOFR + 2.50%) 7.377% 4/20/2036[3,6,7]	500	500
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[3,7]	94	94
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[3,7]	253	246
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[3,7]	450	448
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.973% 4/21/2031[3,6,7]	16,932	16,814
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 6.653% 4/21/2031[3,6,7]	3,500	3,468
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.89% 7/25/2036[3,6,7]	30,950	30,950
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[3,7]	352	348
American Credit Acceptance Receivables Trust, Series 2022-4, Class B, 6.75% 10/13/2026[3,7]	859	868
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[3,7]	951	932
American Credit Acceptance Receivables Trust, Series 2022-2, Class C, 4.41% 6/13/2028[3,7]	1,500	1,471
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[3,7]	2,220	2,185
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[3,7]	554	541
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[3,7]	880	911
American Funds Strategic Bond Fund — Page 20 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Money Management Corp., Series 2016-18, Class BR, (3-month USD-LIBOR + 1.60%) 6.558% 5/26/2031[3,6,7]	USD 1,000	$972
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 9/18/2026[3]	7,032	6,465
Anchorage Capital CLO, Ltd., Series 2019-11, Class AR, (3-month USD LIBOR + 1.14%) 5.955% 7/22/2032[3,6,7]	3,350	3,284
Ares CLO, Ltd., Series 2016-39, Class A1R2, (3-month USD-LIBOR + 1.05%) 5.845% 4/18/2031[3,6,7]	3,000	2,959
Ares CLO, Ltd., Series 2019-52, Class A1R, (3-month USD-LIBOR + 1.05%) 5.865% 4/22/2031[3,6,7]	500	492
Ares CLO, Ltd., Series 2021-61, Class A, (3-month USD-LIBOR + 1.15%) 5.958% 10/20/2034[3,6,7]	1,050	1,030
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[3,7]	10,000	9,194
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class B, 2.65% 3/20/2026[3,7]	425	402
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[3,7]	8,000	7,486
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[3,7]	5,911	6,059
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[3,7]	3,683	3,802
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 6.95% 6/20/2029[3,7]	1,780	1,779
Avis Budget Rental Car Funding AESOP, LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[3,7]	1,879	1,877
Babson CLO, Ltd., Series 2019-3, Class AR1, (3-month USD-LIBOR + 1.07%) 5.878% 4/20/2031[3,6,7]	2,514	2,476
Babson CLO, Ltd., Series 2020-2, Class AR, (3-month USD-LIBOR + 1.01%) 5.802% 10/15/2033[3,6,7]	4,400	4,337
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD-LIBOR + 1.15%) 5.945% 1/18/2035[3,6,7]	1,500	1,467
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[3,7]	371	363
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[3,7]	7,500	7,088
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[3,7]	7,500	7,014
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[3,7]	4,000	3,504
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[3,7]	1,841	1,755
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[3,7]	7,800	6,853
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034[3,7]	8,400	6,803
Battalion CLO, Ltd., Series 2021-17A, Class D, (3-month USD-LIBOR + 3.25%) 8.058% 3/9/2034[3,6,7]	1,000	907
Battalion CLO, Ltd., Series 2017-11A, Class BR, (3-month USD-LIBOR + 1.72%) 6.536% 4/24/2034[3,6,7]	1,000	961
Benefit Street Partners CLO, Ltd., Series 2015-6BR, Class A, (3-month USD-LIBOR + 1.19%) 5.998% 7/20/2034[3,6,7]	1,500	1,461
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[3,7]	1,806	1,416
Bluemountain CLO, Ltd., Series 2014-2, Class CR2, (3-month USD-LIBOR + 2.20%) 7.008% 10/20/2030[3,6,7]	700	665
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 7/15/2025[3,7]	4,500	4,394
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[3,7]	7,811	6,840
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[3,7]	2,944	2,635
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,7]	7,590	6,900
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[3,7]	701	594
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[3,7]	12,662	11,192
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[3,7]	21,229	21,257
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[3,7]	2,915	2,923
CFG Investments, Ltd., Series 2021-1, Class A, 4.70% 5/20/2032[3,7]	3,250	3,151
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 5/20/2032[3,7]	3,000	2,882
CIFC Funding, Ltd., CLO, Series 2019-5A, Class A1R1, (3-month USD-LIBOR + 1.14%) 5.932% 1/15/2035[3,6,7]	500	489
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[3,7]	794	704
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[3,7]	1,472	1,302
Cook Park CLO, Ltd., Series 2018-1A, Class B, (3-month USD-LIBOR + 1.40%) 6.192% 4/17/2030[3,6,7]	500	483
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[3,7]	252	251
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[3,7]	164	163
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[3,7]	2,500	2,426
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[3,7]	351	349
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[3,7]	526	526
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[3,7]	1,000	990
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[3,7]	1,130	1,121
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[3,7]	1,013	1,018
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[3,7]	2,000	1,949
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[3,7]	3,000	2,900
Credit Acceptance Auto Loan Trust, Series 2023-1, Class B, 7.02% 5/16/2033[3,7]	2,000	2,034
American Funds Strategic Bond Fund — Page 21 of 35

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033[3,7]	USD 3,000	$3,053
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[3]	2,970	2,905
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 5/17/2027[3]	6,327	6,218
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[3,7]	551	546
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[3,7]	200	198
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[3,7]	400	398
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[3,7]	1,125	1,129
Dryden Senior Loan Fund, CLO, Series 2020-83, Class A, (3-month USD-LIBOR + 1.22%) 6.015% 1/18/2032[3,6,7]	700	690
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[3,7]	3,434	3,000
Elmwood CLO II, Ltd., Series 2019-2, Class AR, (3-month USD-LIBOR + 1.15%) 5.958% 4/20/2034[3,6,7]	1,800	1,769
Elmwood CLO IX, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 1.13%) 5.938% 7/20/2034[3,6,7]	1,860	1,822
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD-LIBOR + 1.04%) 5.848% 10/20/2034[3,6,7]	1,000	982
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 5/15/2025[3,7]	115	115
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[3]	214	214
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[3]	101	101
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[3,7]	4,660	4,568
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[3,7]	520	516
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[3,7]	3,595	3,514
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[3]	555	547
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[3]	616	617
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]	286	288
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]	1,422	1,448
Exeter Automobile Receivables Trust, Series 2022-2, Class C, 3.85% 7/17/2028[3]	2,275	2,211
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[3]	1,165	1,114
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[3]	2,453	2,415
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[3]	1,498	1,483
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[3]	430	450
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[3]	725	732
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34% 10/15/2029[3,7]	7,983	6,622
Exeter Automobile Receivables Trust, Series 2023-1, Class E, 12.07% 9/16/2030[3,7]	3,387	3,405
FirstKey Homes Trust, Series 2020-SFR1, Class F1, 3.638% 8/17/2037[3,7]	1,000	925
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[3,7]	10,417	9,461
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968% 10/19/2037[3,7]	3,700	3,326
FirstKey Homes Trust, Series 2020-SFR2, Class F1, 3.017% 10/19/2037[3,7]	1,375	1,249
FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358% 9/17/2038[3,7]	3,513	2,998
FirstKey Homes Trust, Series 2021-SFR2, Class F1, 2.908% 9/17/2038[3,7]	1,389	1,195
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[3,7]	2,467	2,432
Freedom Financial, Series 2022-1FP, Class B, 1.91% 3/19/2029[3,7]	10,465	10,282
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[3,7]	4,233	3,650
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[3,7]	241	199
Genesis Sales Finance Master Trust, Series 2021-A, Class D, 2.09% 12/21/2026[3,7]	2,000	1,841
Genesis Sales Finance Master Trust, Series 2021-A, Class E, 3.77% 12/21/2026[3,7]	6,000	5,466
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[3,7]	1,691	1,607
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[3,7]	3,300	2,997
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[3,7]	906	820
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[3]	144	144
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 5.865% 1/18/2031[3,6,7]	4,800	4,771
Greywolf CLO Ltd., Series 2013-1A, Class B1RR, (3-month USD-LIBOR + 2.30%) 7.092% 4/15/2034[3,6,7]	500	474
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[3,7,9]	19,550	19,055
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[3,7]	9,753	9,137
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[3,7]	3,660	3,415
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[3,7]	2,336	2,170
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[3,7]	3,493	3,201
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[3,7]	2,200	2,198
American Funds Strategic Bond Fund — Page 22 of 35

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,7]	USD 10,573	$9,383
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[3,7]	3,950	3,486
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[3,7]	2,477	2,138
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[3,7]	6,036	5,197
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[3,7]	1,806	1,824
Jamestown CLO, Ltd., Series 2019-14, Class A2R, (3-month USD-LIBOR + 1.75%) 6.558% 10/20/2034[3,6,7]	1,700	1,656
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 7.239% 7/20/2031[3,6,7]	12,200	12,154
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[3,7]	420	420
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[3,7]	550	550
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[3,7]	1,575	1,579
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[3,7]	1,771	1,756
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[3,7]	219	220
LCM, LP, Series 38A, Class D, (3-month USD CME Term SOFR + 4.66%) 9.318% 7/15/2034[3,6,7]	1,125	1,058
Logan CLO II, Ltd., Series 21-2, Class A, (3-month USD-LIBOR + 1.15%) 5.958% 1/20/2035[3,6,7]	1,700	1,666
MidOcean Credit CLO, Series 2023-12, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.877% 4/18/2034[3,6,7]	1,500	1,500
MidOcean Credit CLO, Series 2023-12, Class B, (3-month USD CME Term SOFR + 2.55%) 7.427% 4/18/2034[3,6,7]	500	500
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 9/15/2026[3,7]	4,890	4,662
Mission Lane Credit Card Master Trust, Series 2021-A, Class C, 4.75% 9/15/2026[3,7]	5,000	4,804
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[3,7]	34,067	33,713
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[3,7]	400	392
Mission Lane Credit Card Master Trust, Series 2022-A, Class C, 11.82% 9/15/2027[3,7]	2,400	2,349
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,9,12]	16,102	16,366
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,9,12]	2,605	2,647
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[3,9,12]	8,615	8,609
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[3,9,12]	12,000	12,028
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[3,9,12]	5,000	5,025
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[3,7]	6,221	5,391
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[3,7]	4,238	3,501
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[3,7]	77	70
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[3,7]	5,313	4,400
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[3,7]	11,333	9,308
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD-LIBOR + 2.15%) 6.948% 10/19/2031[3,6,7]	500	484
Neuberger Berman CLO, Ltd., Series 2015-20A, Class ARR, (3-month USD-LIBOR + 1.16%) 5.952% 7/15/2034[3,6,7]	1,000	977
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[3,7]	42,939	37,105
Oaktree CLO, Ltd., Series 2019-1, Class A1R, (3-month USD-LIBOR + 1.11%) 5.925% 4/22/2030[3,6,7]	2,600	2,567
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 5.908% 7/20/2031[3,6,7]	5,100	5,053
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD-LIBOR + 1.00%) 5.81% 4/10/2033[3,6,7]	3,500	3,448
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[3,7]	3,712	3,453
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[3,7]	4,316	3,918
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 5/17/2027[3,7]	1,348	1,207
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 5/17/2027[3,7]	1,348	1,191
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[3,7]	3,866	3,493
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[3,7]	6,202	5,424
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[3,7]	3,500	3,278
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.682% 4/15/2030[3,6,7]	1,344	1,329
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.218% 1/15/2031[3,6,7]	13,728	13,687
Palmer Square Loan Funding, CLO, Series 2022-5, Class A2, (3-month USD CME Term SOFR + 2.65%) 7.308% 1/15/2031[3,6,7]	3,000	2,984
Park Avenue Institutional Advisers CLO, Series 2017-AR, Class A2R, (3-month USD-LIBOR + 1.55%) 6.419% 2/14/2034[3,6,7]	1,000	957
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[3,7]	7,728	7,597
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[3,7]	719	702
American Funds Strategic Bond Fund — Page 23 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 6.827% 4/20/2036[3,6,7]	USD 3,000	$3,000
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 8.177% 4/20/2036[3,6,7]	214	214
Pikes Peak CLO, Series 2023-14, Class D, (3-month USD CME Term SOFR + 5.45%) 10.327% 4/20/2036[3,6,7]	500	500
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.175% 1/20/2031[3,6,7]	4,200	4,157
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 6.095% 7/25/2051[3,6,7]	1,150	1,122
Rad CLO, Ltd., Series 2019-5, Class AR, (3-month USD-LIBOR + 1.12%) 5.936% 7/24/2032[3,6,7]	1,950	1,923
Rad CLO, Ltd., Series 2019-6A, Class A1, (3-month USD-LIBOR + 1.38%) 6.188% 1/20/2033[3,6,7]	250	247
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD-LIBOR + 1.15%) 5.958% 1/20/2035[3,6,7]	800	779
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[3,7]	14,154	13,897
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[3,7]	7,760	7,362
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 6.608% 10/20/2031[3,6,7]	1,265	1,224
Romark CLO, Ltd., Series 2018-1, Class A1, (3-month USD-LIBOR + 1.03%) 5.838% 4/20/2031[3,6,7]	327	321
RRAM, CLO, Series 2021-14, Class A1, (3-month USD-LIBOR + 1.12%) 5.912% 4/15/2036[3,6,7]	1,500	1,467
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 12/15/2025[3,7]	5	5
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2/17/2026[3,7]	8,130	8,079
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[3]	15,634	15,642
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 1/15/2027[3]	15,000	14,444
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[3]	3,288	3,239
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]	6,685	6,751
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[3]	1,098	1,081
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[3]	1,550	1,527
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]	3,626	3,688
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[3]	1,263	1,255
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[3]	4,522	4,436
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[3]	1,072	1,054
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[3]	887	878
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[3]	7,605	7,882
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 6.415% 4/13/2031[3,6,7]	2,000	1,942
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[3,7]	3,500	3,209
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[3,7]	3,500	3,209
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[3,7]	2,490	2,528
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[3,7]	5,001	4,618
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[3,7]	5,000	4,686
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[3,7]	3,000	3,002
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[3,7]	6,777	5,911
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[3,7]	2,830	2,539
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[3,7]	13,679	11,887
Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926% 10/15/2041[3,7]	19,886	15,412
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[3,7]	800	740
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[3,7]	7,362	6,340
Stratus Static CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.35%) 6.989% 7/20/2030[3,6,7]	21,360	21,278
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 7.127% 10/20/2031[3,6,7]	3,500	3,505
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[3,7]	3,488	3,206
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[3,6,7]	1,500	1,498
Sycamore Tree CLO, Ltd., Series 2023-3, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.12% 4/20/2035[3,6,7]	750	751
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A1, 5.102% 4/1/2035[3]	401	412
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169% 4/1/2041[3]	13,964	14,801
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[3,7]	2,921	2,762
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[3,7]	2,713	2,383
TIAA CLO, Ltd., Series 2018-1, Class B, (3-month USD-LIBOR + 2.15%) 6.958% 1/20/2032[3,6,7]	750	713
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD-LIBOR + 3.18%) 7.998% 4/25/2034[3,6,7]	500	435
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,7]	1,087	954
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[3,7]	3,909	3,445
American Funds Strategic Bond Fund — Page 24 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Trysail CLO, Ltd., Series 2021-1, Class C, (3-month USD-LIBOR + 2.40%) 7.208% 7/20/2032[3,6,7]	USD 1,500	$1,394
Wellfleet CLO, Ltd., Series 2018-2, Class A1, (3-month USD-LIBOR + 1.20%) 6.008% 10/20/2031[3,6,7]	330	325
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[3,7]	240	240
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[3,7]	3,125	3,060
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[3,7]	2,110	2,120
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[3,7]	1,606	1,629
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,7]	99	99
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[3,7]	212	212
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[3,7]	412	414
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[3,7]	1,207	1,212
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[3,7]	6,972	7,007
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.533% 4/25/2036[3,6,7]	750	750
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.533% 4/25/2036[3,6,7]	500	499
		884,710
Bonds & notes of governments & government agencies outside the U.S. 3.33%
Angola (Republic of) 9.50% 11/12/2025	5,570	5,540
Angola (Republic of) 8.00% 11/26/2029	6,000	5,162
Argentine Republic 1.00% 7/9/2029	161	45
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[8]	16,951	4,448
Brazil (Federative Republic of) 6.00% 8/15/2050[2]	BRL 4,083	782
Brazil (Federative Republic of) 6.00% 5/15/2055[2]	8,942	1,714
Chile (Republic of) 4.34% 3/7/2042	USD 3,565	3,159
Chile (Republic of) 3.10% 1/22/2061	21,959	14,357
Colombia (Republic of) 3.00% 1/30/2030	5,422	4,266
Colombia (Republic of) 3.125% 4/15/2031	3,297	2,523
Colombia (Republic of) 8.00% 4/20/2033	22,365	22,946
Colombia (Republic of) 7.50% 2/2/2034	7,660	7,544
Colombia (Republic of) 5.625% 2/26/2044	200	152
Colombia (Republic of) 5.00% 6/15/2045	7,341	5,149
Colombia (Republic of) 5.20% 5/15/2049	1,279	896
Dominican Republic 7.05% 2/3/2031[7]	7,040	7,166
Dominican Republic 5.875% 1/30/2060[7]	465	357
Egypt (Arab Republic of) 8.15% 11/20/2059	24,000	13,433
European Investment Bank 0.625% 10/21/2027	15,310	13,344
Gabonese Republic 7.00% 11/24/2031[7]	10,000	7,665
Ghana (Republic of) 8.35% 2/16/2027[13]	GHS 20,786	1,479
Ghana (Republic of) 8.50% 2/15/2028[13]	20,786	1,508
Ghana (Republic of) 8.65% 2/13/2029[13]	20,034	1,419
Ghana (Republic of) 8.80% 2/12/2030[13]	20,034	1,387
Ghana (Republic of) 8.95% 2/11/2031[13]	18,979	1,284
Ghana (Republic of) 9.10% 2/10/2032[13]	18,979	1,262
Ghana (Republic of) 9.25% 2/8/2033[13]	18,979	1,247
Ghana (Republic of) 9.40% 2/7/2034[13]	8,443	548
Ghana (Republic of) 9.55% 2/6/2035[13]	8,443	542
Ghana (Republic of) 9.70% 2/5/2036[13]	8,443	538
Ghana (Republic of) 9.85% 2/3/2037[13]	8,443	534
Ghana (Republic of) 10.00% 2/2/2038[13]	8,443	531
Greece (Hellenic Republic of) 3.45% 4/2/2024	EUR 1,220	1,326
Greece (Hellenic Republic of) 3.375% 2/15/2025	1,480	1,610
India (Republic of) 7.88% 3/19/2030	INR 333,000	4,196
India (Republic of) 7.61% 5/9/2030	367,000	4,561
Inter-American Development Bank 0.625% 7/15/2025	USD 13,000	12,049
Italy (Republic of) 0.10% 5/15/2023[2]	EUR 29,496	32,281
Japan, Series 20, 0.10% 3/10/2025[2]	JPY 533,000	4,119
American Funds Strategic Bond Fund — Page 25 of 35

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan Bank for International Cooperation 1.25% 1/21/2031	USD 11,352	$9,202
Korea Housing Finance Corp. 4.625% 2/24/2028[7]	14,900	14,911
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[8]	30,000	21,686
Oman (Sultanate of) 7.00% 1/25/2051[7]	10,000	9,761
OMERS Finance Trust 3.50% 4/19/2032[7]	20,000	18,798
OMERS Finance Trust 4.00% 4/19/2052[7]	20,000	17,027
Panama (Republic of) 3.298% 1/19/2033	7,940	6,649
Panama (Republic of) 6.40% 2/14/2035	8,595	8,981
Panama (Republic of) 6.853% 3/28/2054	8,060	8,284
Panama (Republic of) 4.50% 4/1/2056	1,475	1,101
Panama (Republic of) 4.50% 1/19/2063	5,850	4,235
Peru (Republic of) 2.392% 1/23/2026	1,365	1,288
Peru (Republic of) 6.15% 8/12/2032	PEN 254,420	61,845
Peru (Republic of) 3.00% 1/15/2034	USD 7,055	5,773
Peru (Republic of) 2.78% 12/1/2060	17,695	10,592
Philippines (Republic of) 1.648% 6/10/2031	13,830	11,126
Philippines (Republic of) 2.65% 12/10/2045	7,941	5,461
Romania 3.50% 4/3/2034	EUR 995	824
Saskatchewan (Province of) 3.25% 6/8/2027	USD 8,047	7,835
Sharjah (Emirate of) 6.50% 11/23/2032[7]	8,015	8,185
South Africa (Republic of) 5.875% 4/20/2032	15,000	13,666
Spain (Kingdom of) 1.25% 10/31/2030	EUR 12,245	11,651
Tunisia (Republic of) 6.75% 10/31/2023	30,000	28,131
Ukraine 7.375% 9/25/2034[11]	USD 5,370	947
United Kingdom 0.125% 8/10/2041[2]	GBP 3,051	3,711
United Mexican States 5.00% 4/27/2051	USD 3,290	2,831
United Mexican States 3.75% 4/19/2071	13,080	8,732
United Mexican States, Series M20, 10.00% 12/5/2024	MXN 1,060,000	58,444
United Mexican States, Series M, 7.50% 6/3/2027	60,000	3,159
United Mexican States, Series M, 8.00% 11/7/2047	496,456	24,538
		582,443
Municipals 1.21% California 0.15%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 6/1/2031	USD 1,705	1,697
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	4,470	3,746
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	6,710	5,267
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,661
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	4,810
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,369
		25,550
Florida 0.15%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	15,075	14,023
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	14,910	12,661
		26,684
American Funds Strategic Bond Fund — Page 26 of 35

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 0.18%	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	USD 555	$556
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	2,645	2,427
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	960	898
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[7]	1,780	1,932
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	19,120	17,064
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	100	106
G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023	365	365
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 12/15/2026	6,385	6,083
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	13,690	2,642
		32,073
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	987	1,078
Ohio 0.24%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	48,545	42,103
Puerto Rico 0.16%
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 7/1/2023	636	637
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	1,275	1,296
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,264	1,307
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	1,243	1,300
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	1,207	1,283
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,145	1,032
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,029	899
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	883	750
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,201	977
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	1,249	977
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024	382	360
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	1,473	837
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2043	5,407	2,359
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	50,777	13,333
		27,347
Washington 0.14%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[7]	26,000	25,259
American Funds Strategic Bond Fund — Page 27 of 35

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Wisconsin 0.18%	Principal amount (000)	Value (000)
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, 0% 12/17/2061	USD 11,375	$11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	21,960	20,386
		31,761
Total municipals		211,855
Federal agency bonds & notes 0.11%
Fannie Mae 0.875% 8/5/2030	19,166	15,627
Federal Farm Credit Banks 1.75% 2/14/2025	3,107	2,967
		18,594
Total bonds, notes & other debt instruments (cost: $16,836,742,000)		15,541,066
Common stocks 0.00% Consumer discretionary 0.00%	Shares
NMG Parent, LLC[9,14]	1,149	158
MYT Holding Co., Class B9,14	130,350	137
		295
Total common stocks (cost: $1,012,000)		295
Preferred securities 0.00% Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, 10.00% preferred shares[9,14]	224,416	213
Total preferred securities (cost: $201,000)		213
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[14]	4,602	96
Total rights & warrants (cost: $28,000)		96
Short-term securities 18.82% Money market investments 18.82%
Capital Group Central Cash Fund 4.86%[15,16]	32,944,832	3,294,483
Total short-term securities (cost: $3,294,326,000)		3,294,483
Total investment securities 107.57% (cost: $20,132,309,000)		18,836,153
Other assets less liabilities (7.57)%		(1,325,608)
Net assets 100.00%		$17,510,545
American Funds Strategic Bond Fund — Page 28 of 35

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2023 (000)
30 Day Federal Funds Futures	Long	34,098	April 2023	USD 13,524,491	$(1,944)
30 Day Federal Funds Futures	Long	7,086	May 2023	2,806,871	3,161
30 Day Federal Funds Futures	Short	5,249	October 2023	(2,085,332)	(16,443)
30 Day Federal Funds Futures	Long	5,249	November 2023	2,088,832	18,952
2 Year U.S. Treasury Note Futures	Long	31,905	June 2023	6,586,887	54,599
5 Year U.S. Treasury Note Futures	Short	10,682	June 2023	(1,169,762)	2,838
10 Year Euro-Bund Futures	Long	9,391	June 2023	1,383,468	27,392
10 Year Italy Government Bond Futures	Short	11,882	June 2023	(1,486,404)	(34,685)
10 Year Japanese Government Bond Futures	Short	618	June 2023	(689,423)	(12,699)
10 Year Ultra U.S. Treasury Note Futures	Short	10,819	June 2023	(1,310,621)	(41,095)
10 Year U.S. Treasury Note Futures	Short	21,541	June 2023	(2,475,532)	(9,276)
20 Year U.S. Treasury Bond Futures	Short	21	June 2023	(2,754)	(101)
30 Year Euro-Buxl Futures	Long	200	June 2023	30,552	1,930
30 Year Ultra U.S. Treasury Bond Futures	Long	2,184	June 2023	308,217	7,224
					$(147)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
JPY	68,295,000	USD	503,784	Goldman Sachs	4/12/2023	$11,533
JPY	42,343,861	USD	312,575	Morgan Stanley	4/12/2023	6,929
JPY	1,831,000	EUR	12,659	Bank of America	4/12/2023	79
USD	344,094	JPY	45,620,000	Morgan Stanley	4/12/2023	(130)
USD	3,043	SEK	32,500	Bank of America	4/13/2023	(90)
USD	4,407	SGD	5,945	UBS AG	4/14/2023	(63)
CLP	74,789,700	USD	92,751	Citibank	4/17/2023	1,153
USD	7,152	KRW	9,269,600	BNP Paribas	4/17/2023	50
USD	30	GBP	25	Citibank	4/17/2023	(1)
USD	8,730	INR	720,000	UBS AG	4/17/2023	(26)
USD	48,654	ZAR	906,875	Bank of America	4/17/2023	(2,203)
USD	146,044	NZD	238,000	Morgan Stanley	4/17/2023	(2,785)
USD	63,332	EUR	59,240	JPMorgan Chase	4/18/2023	(978)
USD	93,361	MXN	1,771,466	Morgan Stanley	4/19/2023	(4,580)
EUR	5,447	MXN	110,000	JPMorgan Chase	4/24/2023	(161)
CAD	109,175	USD	80,079	Bank of America	4/25/2023	730
COP	816,915,000	USD	169,625	Morgan Stanley	5/11/2023	4,304
USD	22,093	BRL	117,230	JPMorgan Chase	5/11/2023	(869)
						$12,892
American Funds Strategic Bond Fund — Page 29 of 35

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
2.55%	Annual	U.S. EFFR	Annual	4/26/2023	USD50,000	$(82)	$—	$(82)
2.5815%	Annual	U.S. EFFR	Annual	5/25/2023	96,000	(343)	—	(343)
1.8875%	Semi-annual	3-month USD-LIBOR	Quarterly	6/7/2023	33,600	(194)	—	(194)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD129,461	(1,239)	—	(1,239)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	1,103,232	(10,593)	—	(10,593)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	406,601	(4,156)	—	(4,156)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	1,016,363	(10,318)	—	(10,318)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	167,647	(1,726)	—	(1,726)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	167,647	(1,729)	—	(1,729)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	184,049	(1,943)	—	(1,943)
0.204%	Annual	U.S. EFFR	Annual	2/26/2024	USD988,000	(39,685)	—	(39,685)
0.2405%	Annual	U.S. EFFR	Annual	3/1/2024	466,800	(18,790)	—	(18,790)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	587,300	25,491	—	25,491
4.345%	Annual	U.S. EFFR	Annual	9/29/2024	728,000	(594)	—	(594)
4.197%	Annual	U.S. EFFR	Annual	9/30/2024	728,000	(2,136)	—	(2,136)
4.1735%	Annual	U.S. EFFR	Annual	9/30/2024	745,200	(2,437)	—	(2,437)
4.15%	Annual	U.S. EFFR	Annual	10/6/2024	742,500	(2,575)	—	(2,575)
SOFR	Annual	3.916%	Annual	7/11/2025	79,900	79	—	79
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR448,100	(45,322)	—	(45,322)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	448,100	(45,408)	—	(45,408)
4.27%	Annual	SOFR	Annual	2/16/2026	USD621,507	8,562	—	8,562
4.265%	Annual	SOFR	Annual	2/16/2026	308,439	4,208	—	4,208
4.3035%	Annual	SOFR	Annual	2/17/2026	185,147	2,718	—	2,718
4.2675%	Annual	SOFR	Annual	2/17/2026	178,727	2,450	—	2,450
4.2515%	Annual	SOFR	Annual	2/17/2026	183,350	2,434	—	2,434
4.3005%	Annual	SOFR	Annual	2/17/2026	128,396	1,875	—	1,875
4.288%	Annual	SOFR	Annual	2/17/2026	130,434	1,860	—	1,860
5.395%	28-day	28-day MXN-TIIE	28-day	3/6/2026	MXN1,310,000	(7,107)	—	(7,107)
6.435%	28-day	28-day MXN-TIIE	28-day	6/15/2026	585,000	(2,361)	—	(2,361)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	210,300	(828)	—	(828)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	420,500	(1,657)	—	(1,657)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	224,900	(839)	—	(839)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	620,300	(2,320)	—	(2,320)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	90	(3)	93
7.55%	28-day	28-day MXN-TIIE	28-day	10/23/2026	MXN439,000	(998)	—	(998)
7.64%	28-day	28-day MXN-TIIE	28-day	10/28/2026	303,900	(644)	—	(644)
SOFR	Annual	3.27%	Annual	3/4/2028	USD175,000	919	—	919
3.16%	Annual	SOFR	Annual	6/20/2028	168,000	(929)	—	(929)
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	44,000	2,018	—	2,018
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN636,500	2,709	—	2,709
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD153,800	26,388	—	26,388
SOFR	Annual	3.10%	Annual	6/20/2033	90,300	424	—	424
SOFR	Annual	3.175%	Annual	2/1/2038	20,700	(124)	—	(124)
3.095%	Annual	SOFR	Annual	9/27/2048	27,500	218	—	218
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	5,417	—	5,417
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	2,507	—	2,507
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,238	—	2,238
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR16,100	8,283	—	8,283
American Funds Strategic Bond Fund — Page 30 of 35

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Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	0.006%	Annual	12/3/2050	EUR74,200	$39,746	$—	$39,746
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	74,200	39,568	—	39,568
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	39,980	20,939	—	20,939
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(15,544)	—	(15,544)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(15,797)	—	(15,797)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	46,200	(18,871)	—	(18,871)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD118,924	(1,040)	—	(1,040)
SOFR	Annual	3.02%	Annual	1/12/2053	118,900	(1,175)	—	(1,175)
						$(58,363)	$(3)	$(58,360)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
13.097429%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL589,369	$3,638	$—	$3,638
13.578%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	305,125	2,751	—	2,751
13.2%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	314,062	2,134	—	2,134
12.695%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2026	309,089	1,154	—	1,154
12.65%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	309,477	1,071	—	1,071
12.53%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	310,516	850	—	850
							$11,598	$—	$11,598
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD2,076,400	$(23,424)	$(11,666)	$(11,758)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	2,907,607	(43,329)	(2,707)	(40,622)
					$(66,753)	$(14,373)	$(52,380)
Investments in affiliates16

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2023 (000)	Dividend income (000)
Short-term securities 18.82%
Money market investments 18.82%
Capital Group Central Cash Fund 4.86%[15]	$1,602,581	$4,249,725	$2,558,002	$278	$(99)	$3,294,483	$26,082
American Funds Strategic Bond Fund — Page 31 of 35

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Restricted securities12

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,9]	12/6/2022	$16,100	$16,366	.09%
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[3,9]	12/6/2022	12,000	12,028.07
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[3,9]	12/6/2022	8,615	8,609.05
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[3,9]	12/6/2022	4,999	5,025.03
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,9]	12/6/2022	2,605	2,647.01
NBM US Holdings, Inc. 6.625% 8/6/2029	9/17/2020	3,872	3,398.02
Total		$48,191	$48,073	.27%

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $520,661,000, which represented 2.97% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Amount less than one thousand.
[5]	Purchased on a TBA basis.
[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,914,775,000, which represented 16.65% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Value determined using significant unobservable inputs.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,187,000, which represented .34% of the net assets of the fund.

[11]	Scheduled interest and/or principal payment was not received.
[12]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $48,073,000, which represented .27% of the net assets of the fund.

[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[14]	Security did not produce income during the last 12 months.
[15]	Rate represents the seven-day yield at 3/31/2023.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Strategic Bond Fund — Page 32 of 35

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Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $32,451,302,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $2,231,168,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $27,087,255,000 and $4,136,056,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$5,234,564	$—	$5,234,564
Mortgage-backed obligations	—	4,394,220	71,881	4,466,101
Corporate bonds, notes & loans	—	4,142,799	—	4,142,799
Asset-backed obligations	—	820,980	63,730	884,710
Bonds & notes of governments & government agencies outside the U.S.	—	582,443	—	582,443
Municipals	—	211,855	—	211,855
Federal agency bonds & notes	—	18,594	—	18,594
Common stocks	—	—	295	295
Preferred securities	—	—	213	213
Rights & warrants	—	96	—	96
Short-term securities	3,294,483	—	—	3,294,483
Total	$3,294,483	$15,405,551	$136,119	$18,836,153

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$116,096	$—	$—	$116,096
Unrealized appreciation on open forward currency contracts	—	24,778	—	24,778
Unrealized appreciation on centrally cleared interest rate swaps	—	201,144	—	201,144
Unrealized appreciation on bilateral interest rate swaps	—	11,598	—	11,598
Liabilities:
Unrealized depreciation on futures contracts	(116,243)	—	—	(116,243)
Unrealized depreciation on open forward currency contracts	—	(11,886)	—	(11,886)
Unrealized depreciation on centrally cleared interest rate swaps	—	(259,504)	—	(259,504)
Unrealized depreciation on centrally cleared credit default swaps	—	(52,380)	—	(52,380)
Total	$(147)	$(86,250)	$—	$(86,397)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Strategic Bond Fund — Page 34 of 35

unaudited

Key to abbreviations
Assn. = Association
Auth. = Authority
BBR = Bank Base Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
Certs. = Certificates
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
COP = Colombian pesos
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
FRA = Forward Rate Agreement

G.O. = General Obligation
GBP = British pounds
GHS = Ghanaian credi
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NZD = New Zealand dollars
Part. = Participation
PEN = Peruvian nuevos soles
Ref. = Refunding
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TIIE = Equilibrium Interbank Interest Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-112-0523O-S89827
American Funds Strategic Bond Fund — Page 35 of 35